                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-2993

                   (Investment Company Act File Number)

      _______________________________________________________________

                      Edward Jones Money Market Fund

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 2/29/04

            Date of Reporting Period: Fiscal year ended 2/29/04

Item 1.     Reports to Stockholders

EdwardJones

Edward Jones Money Market Fund

ANNUAL SHAREHOLDER REPORT

February 29, 2004

INVESTMENT SHARES
RETIREMENT SHARES

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
INDEPENDENT AUDITORS' REPORT
BOARD OF TRUSTEES AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Serving Individual Investors Since 1871
NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.010	0.027	0.055	0.043
Less Distributions:
Distributions from net investment income	(0.003)	(0.010)	(0.027)	(0.055)	(0.043)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.30%	0.97%	2.75%	5.62%	4.43%

Ratios to Average Net Assets:

Expenses	0.86%	0.84%	0.83%	0.91%	0.94%

Net investment income	0.30%	0.96%	2.75%	5.47%	4.35%

Expense waiver/reimbursement[2]	0.00%[3]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$8,134,397	$9,090,066	$9,722,644	$11,019,037	$8,761,300

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

3 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Retirement Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended February 28 or 29,		Period Ended
	2004	2003	2/28/2002 [1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.014
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	0.08%	0.50%	1.41%

Ratios to Average Net Assets:

Expenses	1.08%	1.30%	1.30%[3]

Net investment income	0.08%	0.49%	1.78%[3]

Expense waiver/reimbursement[4]	0.12%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$2,254,070	$2,235,185	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 29, 2004

Principal Amount			Value
		GOVERNMENT AGENCIES--51.5%
$243,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.964%--1.020%, 3/4/2004 -- 3/24/2004	$242,986,527
63,500,000	[2]	Federal Home Loan Bank System Discount Note, 1.139%, 5/26/2004	63,327,220
456,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.010%-1.035%, 3/11/2004 -- 4/7/2004	455,929,350
281,225,000		Federal Home Loan Bank System Notes, 1.250%--7.125%, 4/15/2004-2/28/2005	282,139,707
1,196,957,000	[2]	Federal National Mortgage Association Discount Notes, 1.060%-1.200%, 3/3/2004--12/27/2004	1,192,604,820
2,227,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.955%-1.110%, 3/1/2004--5/18/2004	2,226,298,828
877,215,000		Federal National Mortgage Association Notes, 1.080%--7.125%, 3/15/2004--2/15/2005	883,218,502

		TOTAL GOVERNMENT AGENCIES	5,346,504,954

		REPURCHASE AGREEMENTS--50.4%
100,000,000		Interest in $700,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.010%, dated 2/27/2004, to be repurchased at $100,008,417 on 3/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031	100,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.020%, dated 2/27/2004, to be repurchased at $100,008,500 on 3/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	100,000,000
265,000,000	[3]	Interest in $480,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.030%, dated 2/6/2004, to be repurchased at $265,432,171 on 4/6/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	265,000,000
123,000,000	[3]	Interest in $280,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.050%, dated 2/10/2004, to be repurchased at $123,423,325 on 6/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/25/2018	123,000,000
207,365,000		Interest in $1,700,000,000 joint repurchase agreement with Banc of America Securities LLC, 1.070%, dated 2/27/2004, to be repurchased at $207,383,490 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	207,365,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$197,179,000		Interest in $1,795,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.010%, dated 2/27/2004, to be repurchased at $197,195,596 on 3/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	$197,179,000
77,000,000		Interest in $200,000,000 joint repurchase agreement with Bear Stearns Cos., Inc., 1.070%, dated 2/27/2004, to be repurchased at $77,006,866 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	77,000,000
688,000,000		Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.070%, dated 2/27/2004, to be repurchased at $688,061,347 on 3/1/2004, collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with various maturities to 5/1/2042	688,000,000
200,000,000		Interest in $500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.070%, dated 2/27/2004, to be repurchased at $200,017,833 on 3/1/2004, collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with various maturities to 5/1/2042	200,000,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.010%, dated 2/27/2004, to be repurchased at $150,012,625 on 3/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2022	150,000,000
157,000,000	[3]	Interest in $330,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.030%, dated 2/24/2004, to be repurchased at $157,157,218 on 3/30/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	157,000,000
168,000,000	[3]	Interest in $380,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.040%, dated 2/27/2004, to be repurchased at $168,305,760 on 5/3/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	168,000,000
65,000,000	[3]	Interest in $150,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.050%, dated 1/8/2004, to be repurchased at $65,113,750 on 3/8/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2034	65,000,000
173,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.070%, dated 2/27/2004, to be repurchased at $173,015,426 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042	173,000,000
128,000,000	[3]	Interest in $250,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.050%, dated 2/26/2004, to be repurchased at $128,336,000 on 5/27/2004, collateralized by U.S. Government Agency Obligations with various maturities to 9/15/2033	128,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$173,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.080%, dated 2/27/2004, to be repurchased at $173,015,570 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	$173,000,000
372,000,000	[3]	Interest in $750,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.030%, dated 2/24/2004, to be repurchased at $372,319,300 on 3/25/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2033	372,000,000
278,000,000		Interest in $500,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.070%, dated 2/27/2004, to be repurchased at $278,024,788 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	278,000,000
267,000,000	[3]	Interest in $500,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 1/14/2004, to be repurchased at $267,763,620 on 4/23/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	267,000,000
161,000,000	[3]	Interest in $300,000,000 joint repurchase agreement with UBS Securities LLC, 1.040%, dated 2/26/2004, to be repurchased at $161,474,413 on 6/7/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2033	161,000,000
450,000,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.060%, dated 2/27/2004, to be repurchased at $450,039,750 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	450,000,000
474,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Securities LLC, 1.070%, dated 2/27/2004, to be repurchased at $474,042,265 on 3/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034	474,000,000
265,000,000		Interest in $300,000,000 joint repurchase agreement with Westdeutsche Landesbank AG, 1.080%, dated 2/27/2004, to be repurchased at $265,023,850 on 3/1/2004, collateralized by U.S. Treasury Obligations and U.S. Government Agency Obligations with various maturities to 10/1/2042	265,000,000

		TOTAL REPURCHASE AGREEMENTS	5,238,544,000

		TOTAL INVESTMENTS--101.9% (AT AMORTIZED COST)[4]	10,585,048,954

		OTHER ASSETS AND LIABILITIES - NET--(1.9)%	(196,582,359)

		TOTAL NET ASSETS--100%	$10,388,466,595

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets as of February 29, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets:
Investments in securities	$5,346,504,954
Investments in repurchase agreements	5,238,544,000

Total investments in securities, at amortized cost and value		$10,585,048,954
Cash		523,448
Income receivable		11,530,347
Receivable for shares sold		185,568,548

TOTAL ASSETS		10,782,671,297

Liabilities:
Payable for investments purchased	376,811,900
Payable for shares redeemed	12,174,051
Income distribution payable	361,966
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	2,584,047
Payable for Directors' /Trustees' fees	5,264
Payable for shareholder services fee (Note 5)	2,051,663
Accrued expenses	215,811

TOTAL LIABILITIES		394,204,702

Net assets for 10,388,471,775 shares outstanding		$10,388,466,595

Net Assets Consist of:
Paid-in capital		$10,388,471,774
Distributions in excess of net investment income		(5,179)

TOTAL NET ASSETS		$10,388,466,595

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$8,134,396,648 ÷ 8,134,375,000 shares outstanding		$1.00

Retirement Shares:
$2,254,069,947 ÷ 2,254,096,775 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 29, 2004

Investment Income:
Interest			$126,932,011

Expenses:
Investment adviser fee (Note 5)		$44,944,118
Administrative personnel and services fee (Note 5)		8,379,859
Custodian fees		322,484
Transfer and dividend disbursing agent fees and expenses -- Investment Shares (Note 5)		8,864,487
Transfer and dividend disbursing agent fees and expenses -- Retirement Shares (Note 5)		9,729,032
Directors'/Trustees' fees		82,961
Auditing fees		18,616
Legal fees		3,232
Portfolio accounting fees (Note 5)		626,658
Shareholder services fee -- Investment Shares (Note 5)		21,519,903
Shareholder services fee -- Retirement Shares (Note 5)		5,788,921
Share registration costs		460,278
Printing and postage -- Investment Shares		272,341
Printing and postage -- Retirement Shares		486,026
Insurance premiums		17,542
Miscellaneous		55,344

TOTAL EXPENSES		101,571,802

Waivers (Note 5):
Waiver of administrative personnel and services fee	$(130,180)
Waiver of transfer and dividend disbursing agent fees and expenses -- Retirement Shares	(2,697,066)

TOTAL WAIVERS		(2,827,246)

Net expenses			98,744,556

Net investment income			$28,187,455

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,187,455	$99,239,254

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(26,287,160)	(89,220,305)
Retirement Shares	(1,829,619)	(10,018,949)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,116,779)	(99,239,254)

Share Transactions:
Proceeds from sale of shares	48,059,951,491	44,944,621,706
Net asset value of shares issued to shareholders in payment of distributions declared	28,542,018	100,480,067
Cost of shares redeemed	(49,025,348,326)	(45,269,160,679)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(936,854,817)	(224,058,906)

Change in net assets	(936,784,141)	(224,058,906)

Net Assets:
Beginning of period	11,325,250,736	11,549,309,642

End of period (including distributions in excess of net investment income of $(5,179) and $0, respectively)	$10,388,466,595	$11,325,250,736

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 29, 2004

1. ORGANIZATION

Edward Jones Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Investment Shares and Retirement Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective printing and postage, transfer and dividend disbursing agent and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 29, 2004, capital paid-in aggregated $10,388,471,774.

Transactions in shares were as follows:

Year Ended February 28 or 29	2004		2003
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	27,167,605,577	$27,167,605,577	27,692,036,988	$27,691,961,132
Shares issued to shareholders in payment of distributions declared	26,677,455	26,677,455	90,648,276	90,648,276
Shares redeemed	(28,149,919,143)	(28,149,919,143)	(28,415,317,774)	(28,415,317,774)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(955,636,111)	$(955,636,111)	(632,632,510)	$(632,708,366)

Year Ended February 28 or 29	2004		2003
Retirement Shares:	Shares	Amount	Shares	Amount
Shares sold	20,892,345,914	$20,892,345,914	17,252,660,574	$17,252,660,574
Shares issued to shareholders in payment of distributions declared	1,864,563	1,864,563	9,831,791	9,831,791
Shares redeemed	(20,875,429,183)	(20,875,429,183)	(16,853,842,905)	(16,853,842,905)

NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	18,781,294	$18,781,294	408,649,460	$408,649,460

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(936,854,817)	$(936,854,817)	(223,983,050)	$(224,058,906)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to book and tax differences.

For the year ended February 29, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income
$75,855	$(75,855)

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 29, 2004 and February 28, 2003 was as follows:

	2004	2003
Ordinary income[1]	$28,116,779	$99,239,254

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of February 29, 2004, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$356,786

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Adviser's Background

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company ("FIMCO"), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co., L.P. d/b/a Edward Jones is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003 Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended February 29, 2004 the fees paid to FAS and FServ were $2,681,017 and $5,568,662, respectively, after voluntary waiver, if applicable.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Retirement Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward Jones serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts and transactions made by shareholders. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $599,688, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF EDWARD JONES MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the "Fund"), as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edward Jones Money Market Fund at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 7, 2004

Board of Trustees and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1980

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: November 1998

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1980	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998

Susan R. Hill has been the Fund's Portfolio Manager since 1993. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Edward Jones Money Market Fund

Cusip 48019P102
Cusip 48019P201

30310 (4/04)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
Companies - Ethical Standards for Principal Executive and Financial
Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's
Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit
Committee consists of the following Board members:  Thomas G. Bigley, John
T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

             Item 4 Principal Accountant Fees and Services

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $13,484

                  Fiscal year ended 2003 - $13,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)          Tax Fees billed to the registrant for the two most recent
fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)         All Other Fees billed to the registrant for the two most
recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $8,112 respectively.  Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its
responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the
Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the
Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of
Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other
Audit-related services must be specifically pre-approved by the Audit
Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the
Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser
                  whose role is primarily portfolio management and is
                  subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant  at the time
                  of the engagement to be non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one
                  or more members of the Audit Committee who are members
                  of the board of directors to whom authority to grant
                  such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.
Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d)
that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides
            ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
            of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant:
            Fiscal year ended 2004 - $50,726

                  Fiscal year ended 2003 - $191,414

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of
Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        April 23, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 23, 2004